Prepayment for Construction-in-Progress (CIP) Project (Details) - Schedule of future minimum capital expenditures - Capital Expenditure [Member]	Sep. 30, 2021 USD ($)
Prepayment for Construction-in-Progress (CIP) Project (Details) - Schedule of future minimum capital expenditures [Line Items]
2022	$ 3,831,300
2023	9,721,440
2024	1,277,100
Total	$ 14,829,840